Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.24	12.31.23
Other Contingencies	74,751,634	35,159,822
For Commercial Lawsuits/Legal matters	30,935,841	23,013,889
For Labor Lawsuits	850,850	1,949,318
For Claims and Credit Cards	200	436
For Guarantees Granted	—	2,488
For Other Contingencies	42,964,743	10,193,691
For Termination Benefits(*)	321,731,661	8,740,620
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	110,190	497,082
Total	396,593,485	44,397,524
(*)     As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.) (see Note 15.3), a merger by absorption process will be carried out as described in Note 54, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan has been communicated to the employees, which will have different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.287,485,252 as of December 31, 2024, which was charged to income within the Personnel Benefits line.